CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Consolidated net income	¥ 92,863	¥ 78,088	¥ 58,777
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(54,491)	77,753	43,429
Net unrealized gains and losses on securities	(3,714)	3,243	2,980
Net gains and losses on derivative instruments	326	(1,048)	(266)
Pension liability adjustments	(981)	(2,534)	738
Total other comprehensive income (loss)	(58,860)	77,414	46,881
Total comprehensive income (loss)	34,003	155,502	105,658
Less: Comprehensive (income) loss attributable to noncontrolling interests	(292)	(3,037)	(3,961)
Comprehensive income (loss) attributable to Nidec Corporation	¥ 33,711	¥ 152,465	¥ 101,697